Share-based compensation (2007 Equity Incentive Plan, 2007 Long Term Incentive Plan, 2015 Long Term Incentive Plan and 2014 Restricted Stock Unit Plan) (Details)								1 Months Ended			12 Months Ended
	Nov. 06, 2015 USD ($) Employee $ / shares shares	Sep. 30, 2015 USD ($) Employee $ / shares shares	Jul. 29, 2015 USD ($) Employee $ / shares shares	Jul. 01, 2015 USD ($) Employee $ / shares shares	Apr. 10, 2015 USD ($) Employee $ / shares shares	Feb. 26, 2015 USD ($) Employee $ / shares shares	May 23, 2014 USD ($) shares	Jul. 30, 2018 USD ($) shares	Jul. 27, 2017 USD ($) shares	Apr. 18, 2016 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Jun. 30, 2015 shares	Nov. 30, 2007 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											0	0
Value of shares repurchased | $											$ 3,937,057	$ 3,485,952	$ 4,003,999
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											0
2007 Plan [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	200,000	200,000		1,200,000	600,000	200,000
Option granted, number of employees | Employee	1	1		2	1	1
Exercise price of options granted | $ / shares	$ 1.81	$ 1.39		$ 1.71	$ 1.605	$ 1.255
Weighted-average fair value of options granted | $ / shares	$ 0.61	$ 0.50		$ 0.48	$ 0.52	$ 0.36
Total expected compensation cost, net of expected forfeitures | $	$ 122,109	$ 100,243		$ 577,836	$ 312,671	$ 71,853
Vesting period for plan	36 months	36 months		36 months	36 months	36 months
Stock options granted, expiration date	Nov. 06, 2025	Sep. 30, 2025		Jul. 01, 2025	Apr. 10, 2025	Feb. 26, 2025
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized															10,000,000
2014 RSU Plan [member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares repurchased | $					$ 3,259,998		$ 7,042,725	$ 3,976,660	$ 3,485,952	$ 4,003,999
Shares repurchased					2,076,964		4,234,884	1,732,466	0	1,614,220	1,356,584
Vesting period for plan					3 years		3 years	3 years	3 years	3 years
Weighted average grant-date fair value of restricted shares granted | $ / shares											$ 2.21	$ 2.68	$ 2.75
2014 RSU Plan [member] | Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized							10,000,000
2015 Plan [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											0
2015 Plan [member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			81,600	6,574,600
Option granted, number of employees | Employee			1	22
Exercise price of options granted | $ / shares			$ 1.71	$ 1.71
Weighted-average fair value of options granted | $ / shares			$ 0.42	$ 0.48
Total expected compensation cost, net of expected forfeitures | $			$ 34,294	$ 3,165,867
Vesting period for plan			33 months	34 months
Stock options granted, expiration date			Jul. 29, 2025	Jul. 01, 2025
2015 Plan [member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized														20,000,000